UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
OF REGISTERED MANAGEMENT INVESTMENT COMPANY
Investment Company Act File Number 811-4946

THOMPSON IM FUNDS, INC.
(Exact name of registrant as specified in charter)

918 Deming Way
Madison, WI 53717
(Address of principal executive offices)--(Zip code)

John W. Thompson, President & CEO
Thompson IM Funds, Inc.
918 Deming Way
Madison, Wisconsin 53717
(Name and address of agent for service)

With a copy to:

Fredrick G. Lautz, Esq.
Quarles & Brady LLP
411 East Wisconsin Avenue
Milwaukee, Wisconsin 53202

Registrant's telephone number, including area code: (608) 827-5700

Date of fiscal year end: November 30, 2012

Date of reporting period: August 31, 2012

     Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5, to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection and policymaking roles.

     A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, N.W., Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

THOMPSON IM FUNDS, INC.
THOMPSON LARGECAP FUND
SCHEDULE OF INVESTMENTS
August 31, 2012 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.9%

Consumer Discretionary - 11.5%
Automobiles & Parts - 2.0%
Johnson Controls, Inc.	59,450	$1,617,634
LKQ Corp. (a)	13,450	507,603
		2,125,237
General Retailers - 4.2%
Bed Bath & Beyond Inc. (a)	15,875	1,066,324
Best Buy Co., Inc.	67,690	1,200,821
Kohl's Corp.	19,885	1,037,997
Target Corp.	16,385	1,050,115
		4,355,257
Household Products - 1.3%
D.R. Horton, Inc.	28,050	532,669
Jarden Corp. (a)	16,515	798,170
		1,330,839
Leisure Goods - 0.5%
Brunswick Corp.	22,600	535,394

Media - 2.7%
The Walt Disney Co.	20,525	1,015,372
Time Warner Inc.	24,575	1,021,091
Viacom Inc. Class B	15,575	778,906
		2,815,369
Personal Goods - 0.8%
Hanesbrands, Inc. (a)	24,650	799,399

Consumer Staples - 6.4%
Beverages - 1.0%
PepsiCo, Inc.	14,100	1,021,263

Food & Drug Retailers - 4.1%
Sysco Corp.	25,820	782,346
Walgreen Co.	63,200	2,260,032
Wal-Mart Stores, Inc.	16,875	1,225,125
		4,267,503
Household Goods & Home Construction - 1.3%
The Procter & Gamble Co.	19,325	1,298,447

Energy - 14.4%
Oil & Gas Producers - 11.6%
Anadarko Petroleum Corp.	14,210	984,327
Apache Corp.	8,875	761,031
Chevron Corp.	15,970	1,791,195
Devon Energy Corp.	12,975	750,344
Encana Corp.	36,050	800,310
Exxon Mobil Corp.	34,945	3,050,698
Forest Oil Corp. (a)	106,825	791,573
Goodrich Petroleum Corp. (a)	37,725	479,108
Hess Corp.	26,820	1,355,215
Noble Energy, Inc.	5,875	516,413
Southwestern Energy Co. (a)	24,425	760,350
		12,040,564

THOMPSON IM FUNDS, INC.
THOMPSON LARGECAP FUND
SCHEDULE OF INVESTMENTS
August 31, 2012 (Unaudited)

	Shares	Value
COMMON STOCKS (continued)

Energy (continued)
Oil Equipment, Services & Distribution - 2.8%
Helmerich & Payne, Inc.	16,650	$759,906
Schlumberger Ltd.	21,569	1,561,164
Seadrill Ltd.	12,965	534,417
		2,855,487
Financials - 15.6%
Banks - 9.4%
Associated Banc-Corp	100,140	1,297,814
Bank of America Corp.	314,400	2,512,056
Citigroup Inc.	53,225	1,581,315
First Horizon National Corp.	115,910	1,038,554
JPMorgan Chase & Co.	55,800	2,072,412
PNC Financial Services Group, Inc.	12,530	778,865
Zions Bancorporation	26,500	510,125
		9,791,141
Financial Services - 4.2%
Discover Financial Services	13,520	523,630
MSCI Inc. (a)	37,375	1,311,115
Northern Trust Corp.	22,020	1,022,609
State Street Corp.	36,775	1,529,840
		4,387,194
Insurance - 1.0%
Aflac, Inc.	22,935	1,059,138

Real Estate Investment Trusts - 1.0%
DiamondRock Hospitality Co.	52,450	504,569
Host Hotels & Resorts Inc.	33,200	507,960
		1,012,529
Health Care - 9.5%
Health Care Equipment & Services - 5.7%
Baxter International Inc.	13,110	769,295
Express Scripts Holding Co. (a)	33,625	2,105,597
Henry Schein, Inc. (a)	6,515	500,417
Medtronic, Inc.	19,200	780,672
Patterson Cos., Inc.	14,780	502,077
ResMed Inc.	13,850	520,345
Zimmer Holdings, Inc.	12,020	742,596
		5,920,999
Health Care Services - 1.1%
McKesson Corp.	13,225	1,152,030

Pharmaceuticals & Biotechnology - 2.7%
Amgen Inc.	9,240	775,421
Johnson & Johnson	18,485	1,246,444
Novartis AG ADR	12,917	762,232
		2,784,097

THOMPSON IM FUNDS, INC.
THOMPSON LARGECAP FUND
SCHEDULE OF INVESTMENTS
August 31, 2012 (Unaudited)

	Shares	Value
COMMON STOCKS (continued)

Industrials - 15.0%
Aerospace & Defense - 0.5%
Lockheed Martin Corp.	5,725	$521,777

Construction & Materials - 1.3%
Masco Corp.	91,600	1,297,056

Electrical Equipment - 1.2%
Emerson Electric Co.	25,475	1,292,092

General Industrials - 3.7%
General Electric Co.	110,650	2,291,561
3M Co.	16,695	1,545,957
		3,837,518
Industrial Engineering - 4.7%
ABB Ltd. ADR	96,825	1,677,009
Illinois Tool Works Inc.	17,850	1,058,326
Ingersoll-Rand PLC	11,500	537,740
Rockwell Automation, Inc.	22,775	1,641,166
		4,914,241
Industrial Transportation - 1.2%
FedEx Corp.	13,800	1,209,294

Support Services - 2.4%
EnergySolutions (a)	662,900	1,624,105
Mobile Mini, Inc. (a)	52,450	896,895
		2,521,000
Information Technology - 25.9%
Computer Programs - 2.5%
Electronic Arts Inc. (a)	121,410	1,618,395
Take-Two Interactive Software, Inc. (a)	90,800	930,700
		2,549,095
Electronic & Electrical Equipment - 0.8%
Maxwell Technologies, Inc. (a)	103,250	785,732

Internet Programs & Services - 1.0%
eBay Inc. (a)	21,930	1,041,017

IT Services - 1.7%
Alliance Data Systems Corp. (a)	5,825	801,811
Visa Inc. Class A	7,795	999,709
		1,801,520
Software & Computer Services - 6.5%
Adobe Systems Inc. (a)	31,550	986,568
Google Inc. Class A (a)	2,285	1,565,431
Microsoft Corp.	100,951	3,111,310
Oracle Corp.	32,850	1,039,702
		6,703,011

THOMPSON IM FUNDS, INC.
THOMPSON LARGECAP FUND
SCHEDULE OF INVESTMENTS
August 31, 2012 (Unaudited)

	Shares	Value
COMMON STOCKS (continued)

Information Technology (continued)
Technology Hardware & Equipment - 13.4%
Altera Corp.	29,775	$1,111,501
Broadcom Corp. Class A (a)	39,090	1,388,868
Cisco Systems, Inc.	114,310	2,181,035
EMC Corp. (a)	39,800	1,046,342
Hewlett-Packard Co.	45,000	759,600
Intel Corp.	69,400	1,723,202
JDS Uniphase Corp. (a)	187,260	2,095,439
Linear Technology Corp.	23,370	771,794
Maxim Integrated Products, Inc.	28,005	760,056
Qualcomm, Inc.	33,930	2,085,338
		13,923,175
Materials - 1.6%
Industrial Metals & Mining - 1.6%
Freeport-McMoRan Copper & Gold Inc.	45,425	1,640,297

TOTAL COMMON STOCKS (COST $101,469,285)		103,588,712

THOMPSON IM FUNDS, INC.
THOMPSON LARGECAP FUND
SCHEDULE OF INVESTMENTS
August 31, 2012 (Unaudited)

	Principal
	Amount	Value
SHORT-TERM INVESTMENTS - 0.0%

Variable-Rate Demand Notes - 0.0%
American Family Financial Services, 0.100% (b)	$423	$423

Total Variable-Rate Demand Notes		423

TOTAL SHORT-TERM INVESTMENTS (COST $423)		423

TOTAL INVESTMENTS - 99.9% (COST $101,469,708)		103,589,135

NET OTHER ASSETS AND LIABILITIES - 0.1%		79,717

NET ASSETS - 100.0%		$103,668,852

(a)	Non-income producing security.
(b)	Interest rate shown represents the current coupon rate at August 31, 2012.

ADR: American Depositary Receipt
PLC:  Public Limited Company

At August 31, 2012, the investment cost and aggregate unrealized appreciation and depreciation on investments for federal income tax purposes were as follows:

Federal tax cost	$102,344,888
Unrealized appreciation	$12,250,865
Unrealized depreciation	$(11,006,618)
Net unrealized appreciation (depreciation)	$1,244,247

The tax basis of investments for tax and financial reporting purposes differ principally due to wash sales and straddles.

The accompanying notes are an integral part of the schedule of investments.

THOMPSON IM FUNDS, INC.
THOMPSON MIDCAP FUND
SCHEDULE OF INVESTMENTS
August 31, 2012 (Unaudited)

	Shares	Value
COMMON STOCKS - 100.0%

Consumer Discretionary - 15.4%
Automobiles & Parts - 1.0%
LKQ Corp. (a)	6,210	$234,365

General Retailers - 6.2%
Bed Bath & Beyond Inc. (a)	5,265	353,650
Best Buy Co., Inc.	8,700	154,338
Jos. A. Bank Clothiers, Inc. (a)	6,910	332,855
Kohl's Corp.	5,645	294,669
Nordstrom, Inc.	5,520	319,222
		1,454,734
Household Products - 2.4%
D.R. Horton, Inc.	6,725	127,708
Jarden Corp. (a)	8,810	425,787
		553,495
Leisure Goods - 1.0%
Brunswick Corp.	10,200	241,638

Personal Goods - 3.0%
Coach, Inc.	5,303	308,263
Hanesbrands, Inc. (a)	12,328	399,797
		708,060
Travel & Leisure - 1.8%
Darden Restaurants, Inc.	7,906	410,717

Consumer Staples - 2.0%
Food Producers - 2.0%
Diamond Foods, Inc. (a)	2,750	54,093
McCormick & Co., Inc.	2,748	168,837
The J. M. Smucker Co.	2,962	251,681
		474,611
Energy - 12.2%
Oil & Gas Producers - 9.7%
Bill Barrett Corp. (a)	11,090	243,204
Denbury Resources Inc. (a)	3,585	55,532
Encana Corp.	6,050	134,310
Forest Oil Corp. (a)	31,875	236,194
Goodrich Petroleum Corp. (a)	22,350	283,845
Lone Pine Resources Inc. (a)	19,942	25,925
Murphy Oil Corp.	3,476	178,423
Noble Energy, Inc.	4,583	402,846

THOMPSON IM FUNDS, INC.
THOMPSON MIDCAP FUND
SCHEDULE OF INVESTMENTS
August 31, 2012 (Unaudited)

	Shares	Value
COMMON STOCKS (continued)

Energy (continued)
Oil & Gas Producers (continued)
Oasis Petroleum Inc. (a)	4,250	$124,653
Quicksilver Resources Inc. (a)	25,430	86,462
Range Resources Corp.	6,085	396,681
Swift Energy Co. (a)	2,600	50,674
Ultra Petroleum Corp. (a)	2,700	55,512
		2,274,261
Oil Equipment, Services & Distribution - 2.5%
Dresser-Rand Group, Inc. (a)	3,600	182,232
Helmerich & Payne, Inc.	4,970	226,831
Seadrill Ltd.	4,460	183,841
		592,904
Financials - 16.6%
Banks - 5.9%
Associated Banc-Corp	36,009	466,677
First Horizon National Corp.	54,520	488,499
Regions Financial Corp.	19,535	135,964
SunTrust Banks, Inc.	4,970	125,095
Zions Bancorporation	9,260	178,255
		1,394,490
Financial Services - 5.7%
Discover Financial Services	7,754	300,312
Eaton Vance Corp.	8,970	242,997
MSCI Inc. (a)	11,660	409,033
Northern Trust Corp.	8,450	392,418
		1,344,760
Insurance - 2.0%
Cincinnati Financial Corp.	4,420	170,877
Unum Group	14,810	288,943
		459,820
Real Estate Investment Trusts - 3.0%
DiamondRock Hospitality Co.	24,200	232,804
Host Hotels & Resorts Inc.	15,660	239,598
LaSalle Hotel Properties	8,825	240,481
		712,883
Health Care - 11.2%
Health Care Equipment & Services - 9.8%
Henry Schein, Inc. (a)	4,194	322,141
Masimo Corp. (a)	5,000	110,400
MedAssets Inc. (a)	26,615	454,318
Natus Medical Inc. (a)	24,550	287,481
Patterson Cos., Inc.	9,580	325,433
ResMed Inc.	10,750	403,877
Waters Corp. (a)	2,224	178,343
Zimmer Holdings, Inc.	3,725	230,131
		2,312,124

THOMPSON IM FUNDS, INC.
THOMPSON MIDCAP FUND
SCHEDULE OF INVESTMENTS
August 31, 2012 (Unaudited)

	Shares	Value
COMMON STOCKS (continued)

Health Care (continued)
Health Care Services - 0.9%
McKesson Corp.	2,345	$204,273

Pharmaceuticals & Biotechnology - 0.5%
Illumina, Inc. (a)	2,825	118,876

Industrials - 15.5%
Aerospace & Defense - 1.0%
Alliant Techsystems Inc.	4,594	225,060

Construction & Materials - 3.0%
Masco Corp.	26,600	376,656
Mueller Water Products, Inc. Class A	36,900	141,327
USG Corp. (a)	9,375	192,750
		710,733
Electrical Equipment - 1.0%
Regal-Beloit Corp.	3,440	234,126

Industrial Engineering - 4.9%
Ingersoll-Rand PLC	8,075	377,587
Rockwell Automation, Inc.	5,745	413,985
SPX Corp.	5,550	354,645
		1,146,217
Support Services - 5.6%
Cintas Corp.	5,720	231,202
EnergySolutions (a)	209,760	513,912
Mobile Mini, Inc. (a)	23,245	397,489
W.W. Grainger, Inc.	873	179,803
		1,322,406
Information Technology - 20.3%
Computer Programs - 4.4%
Electronic Arts Inc. (a)	36,915	492,077
Take-Two Interactive Software, Inc. (a)	53,685	550,271
		1,042,348
Electronic & Electrical Equipment - 3.8%
Celestica Inc. (a)	14,581	113,586
Flextronics International Ltd. (a)	27,167	182,834
Maxwell Technologies, Inc. (a)	50,950	387,729
Molex Inc. Class A	9,735	216,020
		900,169
IT Services - 2.5%
Alliance Data Systems Corp. (a)	2,590	356,513
Fiserv, Inc. (a)	3,322	236,892
		593,405

THOMPSON IM FUNDS, INC.
THOMPSON MIDCAP FUND
SCHEDULE OF INVESTMENTS
August 31, 2012 (Unaudited)

	Shares	Value
COMMON STOCKS (continued)

Information Technology (continued)
Technology Hardware & Equipment - 9.6%
Altera Corp.	6,650	$248,245
Broadcom Corp. Class A (a)	13,630	484,274
Cavium Inc. (a)	11,625	375,487
JDS Uniphase Corp. (a)	45,631	510,611
Linear Technology Corp.	9,060	299,206
Maxim Integrated Products, Inc.	12,601	341,991
		2,259,814
Materials - 4.3%
Chemicals - 3.3%
Ecolab Inc.	5,706	365,355
International Flavors & Fragrances Inc.	6,770	409,720
		775,075
Household Materials - 1.0%
The Scotts Miracle-Gro Co. Class A	5,746	239,321

Utilities - 2.5%
Electricity - 0.5%
Pepco Holdings, Inc.	5,660	109,295

Gas, Water & Multiutilities - 2.0%
MDU Resources Group, Inc.	14,297	308,100
SCANA Corp.	3,389	160,503
		468,603

TOTAL COMMON STOCKS (COST $21,092,803)		23,518,583

THOMPSON IM FUNDS, INC.
THOMPSON MIDCAP FUND
SCHEDULE OF INVESTMENTS
August 31, 2012 (Unaudited)

	Principal
	Amount	Value
SHORT-TERM INVESTMENTS - 0.1%

Variable-Rate Demand Notes - 0.1%
American Family Financial Services, 0.100% (b)	$23,464	$23,464

Total Variable-Rate Demand Notes		23,464

TOTAL SHORT-TERM INVESTMENTS (COST $23,464)		23,464

TOTAL INVESTMENTS - 100.1% (COST $21,116,267)		23,542,047

NET OTHER ASSETS AND LIABILITIES - (0.1%)		(27,169)

NET ASSETS - 100.0%		$23,514,878

(a)	Non-income producing security.
(b)	Interest rate shown represents the current coupon rate at August 31, 2012.

PLC: Public Limited Company

At August 31, 2012, the investment cost and aggregate unrealized appreciation and depreciation on investments for federal income tax purposes were as follows:

Federal tax cost	$21,523,207
Unrealized appreciation	$4,044,286
Unrealized depreciation	$(2,025,446)
Net unrealized appreciation (depreciation)	$2,018,840

The tax basis of investments for tax and financial reporting purposes differ principally due to wash sales.

The accompanying notes are an integral part of the schedule of investments.

THOMPSON IM FUNDS, INC.
THOMPSON BOND FUND
SCHEDULE OF INVESTMENTS
August 31, 2012 (Unaudited)

	Principal
	Amount	Value
BONDS - 96.9%

Asset-Backed Securities - 2.6%
Delta Air Lines 2007-1 A
6.821% due 8/10/2022	$8,854,864	$9,673,938

Delta Air Lines 2009-1 B
9.750% due 12/17/2016	533,425	576,099

Federal Express Corp. 1993 Trust
7.150% due 9/28/2012	5,225	5,246

General American Railcar 1997-1
6.690% due 9/20/2016 (d)	387,761	401,114

General American Railcar II
6.210% due 9/20/2017	6,630,332	6,952,730

General American Railcar III
7.760% due 8/20/2018 (d)	1,276,346	1,344,885

Northwest Airlines 2002-1 Class G-2 Trust
6.264% due 11/20/2021	1,088,373	1,123,745

Northwest Airlines 2007-1 Class A Trust
7.027% due 11/1/2019	3,839,787	4,089,373

Prologis, Inc.
7.810% due 2/1/2015	3,351,000	3,429,849

World Financial Properties Tower B Corp.
6.910% due 9/1/2013 (d)	224,825	228,919

Total Asset-Backed Securities		27,825,898

Convertible Bonds - 3.4%
Amgen Inc.
0.375% due 2/1/2013	782,000	872,908

EMC Corp.
1.750% due 12/1/2013	1,000,000	1,662,500

Medtronic, Inc.
1.625% due 4/15/2013	4,073,000	4,083,182

Prologis, Inc.
1.875% due 11/15/2037	43,000	42,839
2.625% due 5/15/2038	6,000,000	6,037,500
2.625% due 5/15/2038	37,000	37,231

Transocean Inc.
1.500% due 12/15/2037	23,910,000	23,969,775

Total Convertible Bonds		36,705,935

THOMPSON IM FUNDS, INC.
THOMPSON BOND FUND
SCHEDULE OF INVESTMENTS
August 31, 2012 (Unaudited)

	Principal
	Amount	Value
BONDS (continued)

Corporate Bonds - 90.7%
American Express
6.650% due 9/15/2015	$90,000	$103,199
6.900% due 9/15/2015	277,000	320,039

American Financial Group, Inc.
9.875% due 6/15/2019	579,000	731,369

American General Finance
6.000% due 10/15/2014	1,000,000	927,082
6.000% due 12/15/2014	1,000,000	910,917

American Standard Inc.
5.500% due 4/1/2015	25,000	27,119

Amphenol Corp.
4.750% due 11/15/2014	1,698,000	1,824,987

Arden Realty LP
5.250% due 3/1/2015	3,019,000	3,274,549

Aspen Insurance Holdings Ltd.
6.000% due 8/15/2014	4,116,000	4,367,319

Associated Banc-Corp
9.250% due 10/15/2018	54,000	55,643

Associates Corp. N.A.
6.950% due 11/1/2018	1,076,000	1,270,942

Astoria Financial Corp.
5.000% due 6/19/2017	4,018,000	4,114,814

AvalonBay Communities, Inc.
6.125% due 11/1/2012	345,000	347,860

Avnet, Inc.
6.000% due 9/1/2015	90,000	98,756
6.625% due 9/15/2016	551,000	628,304

Avon Products, Inc.
6.500% due 3/1/2019	12,650,000	13,358,969

Axis Capital Holdings
5.750% due 12/1/2014	5,622,000	6,048,805

Bank of America Corp.
5.375% due 9/11/2012	10,000	10,006
4.875% due 9/15/2012	372,000	372,335
4.750% due 3/15/2014	55,000	54,956
7.375% due 5/15/2014	866,000	945,017
5.375% due 6/15/2014	50,000	52,974
5.650% due 9/15/2014	35,000	34,996

THOMPSON IM FUNDS, INC.
THOMPSON BOND FUND
SCHEDULE OF INVESTMENTS
August 31, 2012 (Unaudited)

	Principal
	Amount	Value
BONDS (continued)

Corporate Bonds (continued)
Bank of America Corp. (continued)
5.125% due 9/15/2015	$30,000	$29,939
5.125% due 9/15/2015	10,000	10,000
5.350% due 9/15/2015	549,000	572,603
5.250% due 12/1/2015	333,000	351,783
5.625% due 10/14/2016	935,000	1,039,196
6.000% due 8/15/2017	115,000	124,702
6.050% due 8/15/2017	948,000	1,026,203
4.560% due 10/31/2017 (b)	36,000	36,090
5.750% due 12/1/2017	555,000	620,544
5.350% due 3/15/2018	81,000	88,433
5.800% due 2/15/2019	10,000	10,653
7.625% due 6/1/2019	730,000	891,502
6.400% due 8/15/2019	141,000	156,728
6.750% due 8/15/2019	671,000	758,268
5.300% due 3/15/2020	15,000	14,960
5.560% due 11/23/2020 (b)	25,000	24,983
5.400% due 3/15/2024	10,000	10,000
5.650% due 9/15/2024	50,000	50,000
6.000% due 9/15/2026	40,000	39,999
6.000% due 9/15/2026	56,000	55,998
6.200% due 9/15/2027	22,000	21,989
5.250% due 3/15/2029	10,000	10,000
5.600% due 9/15/2029	10,000	9,984
5.650% due 9/15/2029	65,000	64,840
6.200% due 9/15/2036	25,000	25,001
6.250% due 9/15/2036	40,000	39,866
6.250% due 9/15/2037	123,000	122,386

BB&T Corp.
4.750% due 10/1/2012	45,000	45,134

Bear Stearns Cos. LLC
5.300% due 9/15/2013	20,000	20,603
3.110% due 3/10/2014 (a)	270,000	264,403
3.060% due 4/10/2014 (a)	100,000	101,840

Best Buy Co., Inc.
7.000% due 7/15/2013	570,000	585,394
3.750% due 3/15/2016	17,902,000	16,754,410

Bio-Rad Laboratories, Inc.
8.000% due 9/15/2016	17,403,000	19,056,285

Black Hills Corp.
9.000% due 5/15/2014	2,452,000	2,728,208

Boston Properties LP
5.625% due 4/15/2015	331,000	367,114

THOMPSON IM FUNDS, INC.
THOMPSON BOND FUND
SCHEDULE OF INVESTMENTS
August 31, 2012 (Unaudited)

	Principal
	Amount	Value
BONDS (continued)

Corporate Bonds (continued)
Boston Scientific Corp.
5.450% due 6/15/2014	$1,392,000	$1,488,478
6.250% due 11/15/2015	3,358,000	3,803,372

Brinker International
5.750% due 6/1/2014	8,362,000	8,904,811

Brocade Communications Systems, Inc.
6.625% due 1/15/2018	18,906,000	19,662,240
6.875% due 1/15/2020	600,000	648,000

CA, Inc.
6.125% due 12/1/2014	1,614,000	1,767,088

Capital One Financial
6.500% due 6/13/2013	423,000	441,652
6.150% due 9/1/2016	300,000	337,342

Carpenter Technology Corp.
7.060% due 5/21/2018	500,000	554,096
7.030% due 5/22/2018	8,000	8,854

Centel Capital Corp.
9.000% due 10/15/2019	10,000	11,930

CenterPoint Energy, Inc.
6.850% due 6/1/2015	192,000	216,704

Chesapeake & Potomac Telephone Co.
7.150% due 5/1/2023	264,000	272,715

CIT Group Inc.
7.000% due 5/2/2016 (d)	405,841	406,855
7.000% due 5/2/2017 (d)	272,193	272,465

Citigroup Global Markets Holdings Inc.
5.500% due 3/15/2030	16,000	16,000

Citigroup, Inc.
5.300% due 10/17/2012	6,286,000	6,322,364
5.500% due 4/11/2013	2,305,000	2,367,597
5.850% due 7/2/2013	1,765,000	1,832,974
6.500% due 8/19/2013	2,000,000	2,103,434
6.000% due 12/13/2013	5,448,000	5,756,553
5.125% due 5/5/2014	268,000	283,181
5.000% due 9/15/2014	3,085,000	3,227,123
6.010% due 1/15/2015	274,000	299,362
4.875% due 5/7/2015	115,000	121,114
5.500% due 2/15/2017	180,000	193,643
6.125% due 11/21/2017	1,269,000	1,465,053
6.125% due 5/15/2018	570,000	661,046

THOMPSON IM FUNDS, INC.
THOMPSON BOND FUND
SCHEDULE OF INVESTMENTS
August 31, 2012 (Unaudited)

	Principal
	Amount	Value
BONDS (continued)

Corporate Bonds (continued)
CNA Financial Corp.
5.850% due 12/15/2014	$1,552,000	$1,661,657
6.500% due 8/15/2016	1,250,000	1,438,275
6.950% due 1/15/2018	605,000	682,934

Commercial Net Lease Realty, Inc.
6.250% due 6/15/2014	1,060,000	1,140,493
6.150% due 12/15/2015	443,000	498,835

Computer Sciences Corp.
6.500% due 3/15/2018	19,477,000	21,887,279

Con-way Inc.
7.250% due 1/15/2018	13,089,000	15,268,449

Countrywide Financial Corp.
5.000% due 5/11/2015	30,000	29,301
5.750% due 6/24/2015 (b)	550,000	548,702
6.500% due 7/28/2015 (b)	134,000	134,039
6.250% due 5/15/2016	927,000	996,016
5.250% due 5/27/2020	64,000	63,991

Countrywide Home Loans, Inc.
6.730% due 4/17/2013	93,000	93,424
6.000% due 1/24/2018	1,029,000	1,028,996
5.500% due 5/16/2018	240,000	238,212

Coventry Health Care, Inc.
6.300% due 8/15/2014	8,184,000	8,870,736
6.125% due 1/15/2015	1,136,000	1,236,710
5.950% due 3/15/2017	854,000	998,595

Darden Restaurants
7.125% due 2/1/2016	75,000	85,142

Dexia Credit Local
2.000% due 3/5/2013 (d)	17,000,000	17,012,495
2.750% due 1/10/2014 (d)	5,000,000	5,005,205

Discover Financial Services
6.450% due 6/12/2017	590,000	668,366
10.250% due 7/15/2019	7,608,000	9,895,939

Domtar Corp.
10.750% due 6/1/2017	4,577,000	5,941,994

Dow Chemical Co.
6.000% due 10/1/2012	694,000	696,521
7.600% due 5/15/2014	1,688,000	1,873,229
5.900% due 2/15/2015	650,000	725,409

THOMPSON IM FUNDS, INC.
THOMPSON BOND FUND
SCHEDULE OF INVESTMENTS
August 31, 2012 (Unaudited)

	Principal
	Amount	Value
BONDS (continued)

Corporate Bonds (continued)
Duquesne Light Holdings Inc.
5.500% due 8/15/2015	$6,799,000	$7,196,701

Endurance Specialty Holdings Ltd.
6.150% due 10/15/2015	5,990,000	6,421,819

Enel Finance Int'l. N.V.
6.250% due 9/15/2017 (d)	1,706,000	1,811,090
5.125% due 10/7/2019 (d)	5,000,000	4,962,590
5.125% due 10/7/2019	500,000	496,259

Energy Transfer Partners, L.P.
6.000% due 7/1/2013	252,000	261,509

Entergy Corp.
5.250% due 8/1/2013	17,000	17,557

Expedia, Inc.
7.456% due 8/15/2018	17,549,000	20,640,397

Fairfax Financial Holdings Ltd.
8.250% due 10/1/2015	1,904,000	2,174,336
7.750% due 6/15/2017	388,000	406,586
7.375% due 4/15/2018	5,866,000	6,589,571

Fidelity National Financial, Inc.
5.250% due 3/15/2013	316,000	316,731
6.600% due 5/15/2017	15,423,000	17,145,456

Fifth Third Bancorp
6.250% due 5/1/2013	1,356,000	1,404,729

First Horizon National Corp.
5.375% due 12/15/2015	895,000	957,238

First Tennessee Bank
4.500% due 5/15/2013	1,780,000	1,816,045
4.625% due 5/15/2013	7,251,000	7,402,858
5.050% due 1/15/2015	2,672,000	2,757,325
5.650% due 4/1/2016	5,247,000	5,516,827

Fortune Brands, Inc.
6.375% due 6/15/2014	370,000	404,702
5.375% due 1/15/2016	10,000	11,390

GATX Corp.
4.750% due 10/1/2012	140,000	140,386

Gazprom OAO Via Gaz Capital S.A.
9.250% due 4/23/2019 (d)	1,500,000	1,948,125

THOMPSON IM FUNDS, INC.
THOMPSON BOND FUND
SCHEDULE OF INVESTMENTS
August 31, 2012 (Unaudited)

	Principal
	Amount	Value
BONDS (continued)

Corporate Bonds (continued)
General Electric Capital Corp.
5.000% due 9/15/2012	$80,000	$79,993
6.000% due 10/15/2012	55,000	55,230
6.600% due 10/15/2012	192,000	193,146
6.700% due 10/15/2012	132,000	132,786
5.000% due 12/15/2012	12,000	12,121
5.000% due 12/15/2012	87,000	87,719
5.100% due 12/15/2012	66,000	66,695
4.150% due 6/15/2013	10,000	10,194
6.500% due 10/15/2013	100,000	99,983
5.900% due 5/13/2014	450,000	489,484
5.600% due 7/15/2014	500,000	537,406
4.250% due 5/15/2015	40,000	40,007
4.500% due 5/15/2015	81,000	80,639
4.750% due 5/15/2015	10,000	9,999
4.750% due 5/15/2015	80,000	80,027
4.125% due 6/15/2015	97,000	96,555
4.300% due 6/15/2015	130,000	129,500
5.250% due 6/15/2015	25,000	26,669
5.400% due 6/15/2015	59,000	64,274
5.500% due 8/15/2015	30,000	32,970
5.600% due 12/15/2015	194,000	195,618
5.250% due 1/15/2016	461,000	460,952
5.450% due 1/15/2016	44,000	43,996
5.375% due 2/15/2016	131,000	131,017
5.000% due 4/15/2016	240,000	238,848
5.000% due 4/15/2016	45,000	47,998
5.000% due 5/15/2016	89,000	88,972
6.750% due 12/15/2016	35,000	35,244
5.125% due 2/15/2017	10,000	10,201
4.750% due 3/15/2017	85,000	85,005
4.500% due 5/15/2017	59,000	59,110
4.500% due 7/15/2017	182,000	182,240
5.375% due 8/15/2017	38,000	38,009
5.450% due 8/15/2017	10,000	10,025
5.500% due 10/6/2017	288,000	289,210
5.625% due 12/15/2017	626,000	627,361
5.625% due 12/15/2017	221,000	220,321
5.000% due 3/15/2018	168,000	169,753
5.000% due 3/15/2018	118,000	118,039
5.100% due 4/15/2018	76,000	75,673
5.250% due 4/15/2018	117,000	117,116
6.750% due 4/15/2018	373,000	443,045
4.750% due 5/15/2018	70,000	70,010
5.000% due 5/15/2018	95,000	95,044
5.000% due 5/15/2018	25,000	25,009
6.300% due 5/15/2018	1,790,000	2,090,178
4.500% due 6/15/2018	274,000	274,087
4.500% due 6/15/2018	89,000	89,018
4.650% due 6/15/2018	124,000	124,135
6.000% due 7/15/2018	57,000	65,430
6.000% due 7/15/2018	39,000	45,018

THOMPSON IM FUNDS, INC.
THOMPSON BOND FUND
SCHEDULE OF INVESTMENTS
August 31, 2012 (Unaudited)

	Principal
	Amount	Value
BONDS (continued)

Corporate Bonds (continued)
General Electric Capital Corp. (continued)
5.750% due 5/15/2019	$22,000	$22,011
6.125% due 6/15/2019	10,000	10,000
5.500% due 7/15/2019	5,000	5,025
6.150% due 7/15/2019	50,000	50,145
5.250% due 8/15/2019	5,000	5,010
5.250% due 8/15/2019	65,000	65,008
5.375% due 8/15/2019	16,000	16,003
5.600% due 8/15/2019	26,000	26,004
5.650% due 8/15/2019	6,000	6,000
6.000% due 8/15/2019	20,000	20,052
6.000% due 8/15/2019	56,000	56,477
5.000% due 9/15/2019	10,000	10,002
5.125% due 9/15/2019	50,000	49,899
5.250% due 9/15/2019	42,000	42,016
5.750% due 9/15/2019	10,000	10,030
5.800% due 9/15/2019	10,000	10,188
5.100% due 10/15/2019	33,000	33,002
5.125% due 10/15/2019	42,000	42,012
5.250% due 10/15/2019	95,000	95,001
5.450% due 10/15/2019	10,000	10,000
5.500% due 10/15/2019	100,000	100,021
5.500% due 11/15/2019	73,000	72,370
5.500% due 11/15/2019	115,000	114,899
5.550% due 11/15/2019	20,000	20,020
5.100% due 12/15/2019	36,000	36,009
5.350% due 12/15/2019	80,000	80,126
5.375% due 12/15/2019	8,000	8,008
5.500% due 12/15/2019	32,000	32,044
5.750% due 1/15/2020	39,000	39,087
5.000% due 2/15/2020	47,000	47,002
5.375% due 2/15/2020	10,000	9,997
5.150% due 3/15/2020	26,000	26,082
5.200% due 3/15/2020	5,000	5,074
5.400% due 3/15/2020	30,000	30,056
5.250% due 12/15/2021	30,000	29,939
5.700% due 12/15/2022	15,000	15,000
6.000% due 12/15/2023	37,000	37,001
6.050% due 9/15/2024	50,000	50,001
5.250% due 3/11/2025 (b)	185,000	185,003
6.100% due 9/15/2025	129,000	129,003
6.250% due 7/15/2027	64,000	64,001
6.000% due 9/15/2030	10,000	10,000
6.000% due 9/15/2030	50,000	50,001
5.875% due 3/15/2032	30,000	30,001
5.900% due 3/15/2032	100,000	100,002

Genworth Financial Inc.
8.625% due 12/15/2016	8,264,000	9,141,761
6.515% due 5/22/2018	14,726,000	14,884,555

THOMPSON IM FUNDS, INC.
THOMPSON BOND FUND
SCHEDULE OF INVESTMENTS
August 31, 2012 (Unaudited)

	Principal
	Amount	Value
BONDS (continued)

Corporate Bonds (continued)
Genworth Global Funding Trusts
5.500% due 6/15/2013	$250,000	$255,360
5.350% due 7/15/2013	15,000	15,299

Genworth Life Insurance Co.
5.875% due 5/3/2013 (d)	4,615,000	4,715,464

Georgia Power Co.
6.000% due 9/1/2040	48,000	48,023

Georgia-Pacific LLC
8.250% due 5/1/2016 (d)	2,615,000	2,824,357

GFI Group Inc.
8.625% due 7/19/2018	551,000	476,615

GMAC LLC
7.000% due 11/15/2012	50,000	50,047
7.100% due 1/15/2013	32,000	32,142
6.000% due 7/15/2013	60,000	59,634
0.000% due 6/15/2015 (c)	1,250,000	1,093,750
6.350% due 2/15/2016 (b)	75,000	74,751
6.500% due 2/15/2016 (b)	100,000	99,452
6.500% due 9/15/2016 (b)	87,000	85,966
7.250% due 9/15/2017	259,000	257,035

Golden West Financial Corp.
4.750% due 10/1/2012	526,000	527,509

Goldman Sachs Group, Inc.
5.700% due 9/1/2012	907,000	907,000
5.450% due 11/1/2012	4,568,000	4,601,703
8.000% due 3/1/2013 (d)	975,000	1,004,955
4.750% due 7/15/2013	170,000	175,412
5.625% due 1/15/2017	565,000	612,259
5.950% due 1/18/2018	9,647,000	10,851,071
3.000% due 10/29/2018 (b)	12,000	11,861

Great Plains Energy Inc.
6.875% due 9/15/2017	30,000	36,105

Harley-Davidson
5.250% due 12/15/2012 (d)	1,675,000	1,692,458
15.000% due 2/1/2014	500,000	579,698
5.750% due 12/15/2014 (d)	3,800,000	4,101,298

Hartford Financial Services
4.625% due 7/15/2013	1,915,000	1,966,230
4.750% due 3/1/2014	825,000	858,945
6.300% due 3/15/2018	12,311,000	14,018,339

THOMPSON IM FUNDS, INC.
THOMPSON BOND FUND
SCHEDULE OF INVESTMENTS
August 31, 2012 (Unaudited)

	Principal
	Amount	Value
BONDS (continued)

Corporate Bonds (continued)
Hartford Life Insurance Co.
5.050% due 7/15/2013	$35,000	$35,289

Hasbro, Inc.
6.125% due 5/15/2014	1,000,000	1,079,081

HCP, Inc.
5.650% due 12/15/2013	1,455,000	1,537,072
6.000% due 3/1/2015	5,879,000	6,402,719
7.072% due 6/8/2015	703,000	794,197

Horace Mann Educators Corp.
6.850% due 4/15/2016	8,052,000	8,741,034

Hospitality Properties Trust
6.750% due 2/15/2013	3,043,000	3,044,643
7.875% due 8/15/2014	4,874,000	5,276,792
5.125% due 2/15/2015	1,599,000	1,659,744
6.300% due 6/15/2016	271,000	295,269
5.625% due 3/15/2017	2,651,000	2,840,581
6.700% due 1/15/2018	1,047,000	1,171,318

HRPT Properties Trust
5.750% due 11/1/2015	3,318,000	3,485,101
6.250% due 8/15/2016	2,520,000	2,726,990
6.250% due 6/15/2017	1,850,000	2,030,347
6.650% due 1/15/2018	12,040,000	13,358,597

HSBC Finance Corp.
3.500% due 9/15/2012	371,000	371,000
3.750% due 9/15/2012	120,000	120,022
3.800% due 9/15/2012	201,000	201,020
3.850% due 9/15/2012	280,000	280,000
5.400% due 9/15/2012	341,000	341,320
5.600% due 9/15/2012	144,000	144,000
5.650% due 9/15/2012	173,000	173,000
5.350% due 10/15/2012	450,000	451,806
5.200% due 11/15/2012	23,000	23,188
5.300% due 11/15/2012	119,000	119,847
6.375% due 11/27/2012	1,349,000	1,367,387
5.350% due 12/15/2012	70,000	70,485
5.050% due 1/15/2013	957,000	962,761
5.150% due 1/15/2013	140,000	141,287
5.500% due 1/15/2013	10,000	10,138
5.000% due 2/15/2013	608,000	610,669
5.250% due 2/15/2013	10,000	10,158
5.500% due 2/15/2013	135,000	136,373
5.500% due 2/15/2013	56,000	56,694
5.650% due 3/15/2013	51,000	51,728
6.000% due 4/15/2013	804,000	818,433
5.350% due 7/15/2013	26,000	26,503
5.750% due 7/15/2013	41,000	42,410

THOMPSON IM FUNDS, INC.
THOMPSON BOND FUND
SCHEDULE OF INVESTMENTS
August 31, 2012 (Unaudited)

	Principal
	Amount	Value
BONDS (continued)

Corporate Bonds (continued)
HSBC Finance Corp. (continued)
3.960% due 9/15/2013 (a)	$366,000	$372,844
4.000% due 10/10/2013 (a)	331,000	333,287
3.780% due 1/10/2014 (a)	335,000	340,635
5.600% due 4/15/2014	75,000	79,160
5.500% due 7/15/2014	30,000	31,340
6.000% due 8/15/2014	553,000	590,100
6.000% due 8/15/2014	67,000	70,422
5.800% due 9/15/2014	153,000	162,414
5.850% due 9/15/2014	325,000	344,786
5.650% due 10/15/2014	30,000	31,934
5.750% due 10/15/2014	274,000	290,737
5.350% due 11/15/2014	30,000	31,793
5.600% due 2/15/2018	250,000	269,853

HSBC Holdings PLC
5.250% due 12/12/2012	3,143,000	3,181,367

Hyatt Hotels Corp.
5.750% due 8/15/2015 (d)	100,000	109,629

Iberdrola Finance Ireland Ltd.
3.800% due 9/11/2014 (d)	6,000,000	5,983,920
5.000% due 9/11/2019 (d)	10,453,000	10,246,051

Ingersoll-Rand
9.500% due 4/15/2014	1,026,000	1,154,899

Ingram Micro Inc.
5.250% due 9/1/2017	1,000,000	1,075,353

International Paper Co.
5.500% due 1/15/2014	35,000	36,837
7.400% due 6/15/2014	25,000	27,514

ITT Corp.
7.375% due 11/15/2015	32,000	36,901

ITT Hartford Group
7.300% due 11/1/2015	910,000	1,035,863

Jefferson-Pilot Corp.
4.750% due 1/30/2014	3,739,000	3,905,187

John Hancock Life Ins. Co.
4.000% due 11/15/2012	5,000	5,020
4.900% due 11/15/2012	65,000	65,370
5.450% due 9/15/2015	201,000	218,087
5.450% due 10/15/2015	29,000	31,519
5.500% due 11/15/2015	75,000	81,787
5.250% due 12/15/2015	25,000	27,106
5.500% due 12/15/2015	25,000	27,301
5.000% due 4/15/2016	60,000	64,923

THOMPSON IM FUNDS, INC.
THOMPSON BOND FUND
SCHEDULE OF INVESTMENTS
August 31, 2012 (Unaudited)

	Principal
	Amount	Value
BONDS (continued)

Corporate Bonds (continued)
JPMorgan Chase & Co.
5.750% due 1/2/2013	$911,000	$924,974
5.250% due 5/15/2018	55,000	54,609
5.250% due 3/15/2019	20,000	20,003

Kemper Corp.
6.000% due 11/30/2015	9,753,000	10,249,876
6.000% due 5/15/2017	5,548,000	5,911,477

Korea Electric Power Corp.
7.750% due 4/1/2013	33,000	34,149

Lexmark International, Inc.
5.900% due 6/1/2013	13,860,000	14,255,842
6.650% due 6/1/2018	3,370,000	3,560,449

Liberty Property LP
5.650% due 8/15/2014	36,000	38,648

Lincoln National Corp.
4.750% due 2/15/2014	1,638,000	1,711,756

Macy's Retail Holdings, Inc.
5.875% due 1/15/2013	80,000	81,361

Manufacturers & Traders Trust Co.
5.585% due 12/28/2020 (a)	347,000	346,247

Marriott International, Inc.
5.810% due 11/10/2015	373,000	416,985

Marsh & McLennan Cos., Inc.
4.850% due 2/15/2013	1,295,000	1,314,627

Marshall & Ilsley Bank
5.250% due 9/4/2012	4,246,000	4,246,000

Masco Corp.
7.125% due 8/15/2013	4,117,000	4,296,238
4.800% due 6/15/2015	1,456,000	1,531,456
6.125% due 10/3/2016	4,502,000	4,904,906
5.850% due 3/15/2017	1,871,000	1,972,857
6.625% due 4/15/2018	8,963,000	9,449,485

Maytag Corp.
5.000% due 5/15/2015	50,000	51,787

MBNA Corp.
5.000% due 6/15/2015	800,000	847,897

THOMPSON IM FUNDS, INC.
THOMPSON BOND FUND
SCHEDULE OF INVESTMENTS
August 31, 2012 (Unaudited)

	Principal
	Amount	Value
BONDS (continued)

Corporate Bonds (continued)
Merrill Lynch & Co.
5.450% due 2/5/2013	$1,213,000	$1,235,376
6.150% due 4/25/2013	792,000	817,170
0.000% due 8/30/2013 (c)	81,000	78,457
5.000% due 2/3/2014	138,000	143,978
5.450% due 7/15/2014	1,082,000	1,157,748
5.000% due 1/15/2015	343,000	361,758
5.300% due 9/30/2015	1,712,000	1,823,764
6.050% due 5/16/2016	3,000,000	3,232,998
6.400% due 8/28/2017	3,048,000	3,462,991
6.875% due 4/25/2018	233,000	271,780
6.500% due 7/15/2018	2,668,000	3,058,681
6.875% due 11/15/2018	2,316,000	2,696,306
8.400% due 11/1/2019	310,000	372,037

Montpelier Re Holdings Ltd.
6.125% due 8/15/2013	13,639,000	14,132,309

Morgan Stanley
4.750% due 4/1/2014	4,268,000	4,392,980
6.000% due 5/13/2014	695,000	734,794
6.000% due 4/28/2015	3,753,000	3,998,289
4.000% due 7/24/2015	200,000	203,853
5.375% due 10/15/2015	1,000,000	1,052,832
5.750% due 10/18/2016	2,178,000	2,318,183
6.250% due 8/28/2017	2,800,000	3,033,932
5.950% due 12/28/2017	2,933,000	3,137,993
6.625% due 4/1/2018	10,152,000	11,211,290
7.300% due 5/13/2019	3,820,000	4,308,666
6.250% due 7/8/2019 (b)	10,000	10,223
5.625% due 9/23/2019	400,000	413,916

Nabisco, Inc.
7.550% due 6/15/2015	50,000	58,875

NASDAQ OMX Group, Inc.
4.000% due 1/15/2015	250,000	261,498

National Australia Bank Ltd.
2.350% due 11/16/2012	190,000	190,694

National City Bank of Indiana
4.250% due 7/1/2018	200,000	222,903

National City Preferred Capital Trust I
12.000% due 12/31/2049 (a)	14,232,000	14,551,793

National Retail Properties Inc.
6.875% due 10/15/2017	2,273,000	2,718,592

National Rural Utilities
7.200% due 10/1/2015	30,000	34,580

THOMPSON IM FUNDS, INC.
THOMPSON BOND FUND
SCHEDULE OF INVESTMENTS
August 31, 2012 (Unaudited)

	Principal
	Amount	Value
BONDS (continued)

Corporate Bonds (continued)
NationsBank Corp.
0.000% due 8/15/2013 (c)	$126,000	$122,633
7.750% due 8/15/2015	2,251,000	2,518,619

Navigators Group, Inc.
7.000% due 5/1/2016	12,124,000	12,808,473

NIPSCO Capital Markets, Inc.
7.860% due 3/27/2017	38,000	44,426

NiSource Finance Corp.
5.400% due 7/15/2014	215,000	231,096

Northern Indiana Public Service Co.
7.590% due 6/12/2017	182,000	216,753

Northern Rock Asset Management PLC
5.625% due 6/22/2017 (d)	2,500,000	2,794,250

Ohio Casualty Corp.
7.300% due 6/15/2014	351,000	382,441

OneBeacon U.S. Holdings, Inc.
5.875% due 5/15/2013	320,000	328,514

Owens Corning
6.500% due 12/1/2016	13,351,000	14,894,255

Paine Webber Group Inc.
7.625% due 2/15/2014	50,000	54,025

Petrobras Argentina S.A.
5.875% due 5/15/2017 (d)	4,000,000	4,240,000
5.875% due 5/15/2017	821,000	870,260

Petrohawk Energy Corp.
7.875% due 6/1/2015	208,000	216,871

Pitney Bowes Inc.
6.250% due 3/15/2019	918,000	998,655
5.250% due 1/15/2037	22,870,000	23,073,383

Platinum Underwriters Finance, Inc.
7.500% due 6/1/2017	12,074,000	13,285,735

PNC Funding Corp.
5.250% due 11/15/2015	352,000	392,128

PPL Energy Supply, LLC
5.400% due 8/15/2014	15,000	16,032
6.500% due 5/1/2018	1,000,000	1,184,343

THOMPSON IM FUNDS, INC.
THOMPSON BOND FUND
SCHEDULE OF INVESTMENTS
August 31, 2012 (Unaudited)

	Principal
	Amount	Value
BONDS (continued)

Corporate Bonds (continued)
Principal Financial Group
7.875% due 5/15/2014	$2,750,000	$3,069,861
3.584% due 4/1/2016 (a)	50,000	51,181

Progressive Corp.
7.000% due 10/1/2013	25,000	26,584

Prologis, Inc.
7.375% due 10/30/2019	5,000	6,025

Protective Life Corp.
4.300% due 6/1/2013	350,000	358,833
4.875% due 11/1/2014	820,000	869,805

Provident Cos., Inc.
7.000% due 7/15/2018	1,057,000	1,210,042

Prudential Financial, Inc.
3.625% due 9/17/2012	293,000	293,300
4.650% due 2/15/2013	69,000	69,932
5.000% due 6/15/2013	75,000	75,483
4.750% due 4/1/2014	5,000	5,273
5.100% due 9/20/2014	225,000	243,438
6.200% due 1/15/2015	1,100,000	1,214,518
5.000% due 3/16/2015	140,000	147,911
5.200% due 9/15/2015	100,000	99,903
5.250% due 12/15/2016	118,000	118,072
5.500% due 3/15/2017	23,000	23,004
5.500% due 9/15/2017	36,000	36,014
5.500% due 9/15/2017	23,000	23,009
6.000% due 6/15/2018	134,000	133,976
6.300% due 9/17/2018	10,000	10,007
6.000% due 10/15/2018	20,000	20,041
6.000% due 10/15/2018	24,000	24,007
6.050% due 10/15/2018	101,000	101,021
5.300% due 6/15/2020	40,000	40,283
6.250% due 9/15/2022	50,000	50,021
6.000% due 3/15/2023	11,000	11,000
6.250% due 3/15/2023	14,000	14,004
5.750% due 3/15/2030	25,000	25,002
5.550% due 9/15/2030	30,000	30,003
5.600% due 9/15/2030	5,000	5,001
6.150% due 9/15/2031	28,000	28,002
6.150% due 9/15/2031	10,000	10,000
6.200% due 9/15/2031	15,000	15,002
5.800% due 3/15/2032	18,000	18,002
5.800% due 3/15/2032	20,000	19,950
6.350% due 9/15/2032	30,000	30,004
6.000% due 3/15/2037	45,000	45,004
6.200% due 9/15/2037	50,000	50,003

Public Service Electric & Gas Co.
5.125% due 9/1/2012	20,000	20,000

THOMPSON IM FUNDS, INC.
THOMPSON BOND FUND
SCHEDULE OF INVESTMENTS
August 31, 2012 (Unaudited)

	Principal
	Amount	Value
BONDS (continued)

Corporate Bonds (continued)
R.R. Donnelley & Sons Co.
5.500% due 5/15/2015	$3,314,000	$3,421,705
8.600% due 8/15/2016	327,000	358,065
6.125% due 1/15/2017	2,791,000	2,777,045

Regions Bank / Birmingham AL
7.500% due 5/15/2018	15,723,000	18,317,295

Regions Financial Corp.
4.875% due 4/26/2013	4,230,000	4,251,150
7.750% due 11/10/2014	1,170,000	1,296,009

RJ Reynolds Tobacco Holdings, Inc.
9.250% due 8/15/2013	86,000	90,814

Ryder System, Inc.
6.000% due 3/1/2013	55,000	56,186

SeaRiver Maritime Financial Holdings, Inc.
0.000% due 9/1/2012 (c)	795,000	795,000

Security Benefit Life Insurance
8.750% due 5/15/2016 (d)	2,000,000	2,145,380

Simon Property Group, LP
5.450% due 3/15/2013	1,000,000	1,021,554
5.750% due 12/1/2015	1,089,000	1,227,431
6.100% due 5/1/2016	1,000,000	1,150,754

SL Green Realty Corp.
5.000% due 8/15/2018	16,015,000	16,887,898

SLM Corp.
3.254% due 12/15/2012 (a)	140,000	139,537
4.500% due 12/15/2012	25,000	24,984
4.500% due 12/15/2012	87,000	86,945
4.500% due 3/15/2013	54,000	53,922
4.700% due 6/15/2013	20,000	19,979
4.750% due 6/15/2013	24,000	23,984
4.800% due 6/15/2013	25,000	24,993
4.154% due 9/15/2013 (a)	91,000	91,098
5.000% due 10/1/2013	2,444,000	2,517,320
4.300% due 12/15/2013	2,000	1,985
5.150% due 12/15/2013	60,000	62,749
5.250% due 12/15/2013	30,000	30,116
3.824% due 1/31/2014 (a)	127,000	126,020
4.700% due 3/15/2014	25,000	24,897
4.950% due 3/15/2014	15,000	14,993
5.150% due 3/15/2014	10,000	10,024
3.504% due 4/1/2014 (a)	155,000	153,267
5.375% due 5/15/2014	1,043,000	1,090,952
4.084% due 6/2/2014 (a)	70,000	70,614
5.050% due 11/14/2014	142,000	147,884

THOMPSON IM FUNDS, INC.
THOMPSON BOND FUND
SCHEDULE OF INVESTMENTS
August 31, 2012 (Unaudited)

	Principal
	Amount	Value
BONDS (continued)

Corporate Bonds (continued)
SLM Corp. (continued)
3.454% due 12/15/2014 (a)	$444,000	$436,994
5.000% due 4/15/2015	425,000	443,105
3.654% due 9/15/2015 (a)	90,000	86,410
5.000% due 9/15/2015	55,000	54,523
5.000% due 9/15/2015	140,000	138,779
5.000% due 9/15/2015	46,000	45,599
5.250% due 9/15/2015	75,000	74,859
3.754% due 12/15/2015 (a)	128,000	121,988
6.250% due 1/25/2016	2,919,000	3,123,330
5.150% due 3/15/2017	2,925,000	2,867,962
5.100% due 6/15/2017 (b)	17,000	16,559
5.600% due 3/15/2018	20,000	19,680
5.000% due 6/15/2018	122,000	121,986
5.600% due 6/15/2018	25,000	24,390
8.450% due 6/15/2018	9,440,000	10,903,200
6.000% due 3/15/2019 (b)	50,000	48,371
5.190% due 4/24/2019	416,000	402,446
3.954% due 5/3/2019 (a)	217,000	199,332
6.000% due 9/15/2019	18,000	17,211
7.000% due 6/15/2021 (b)	90,000	88,603
5.400% due 4/25/2023 (b)	50,000	42,541

Springleaf Finance Corp.
6.900% due 12/15/2017	1,000,000	822,500

StanCorp Financial Group
6.875% due 10/1/2012	3,560,000	3,574,728

Staples, Inc.
7.375% due 10/1/2012	204,000	204,947
9.750% due 1/15/2014	750,000	837,667

Starwood Hotels & Resorts Worldwide, Inc.
7.875% due 10/15/2014	247,000	280,395

Steelcase Inc.
6.375% due 2/15/2021	327,000	352,103

Sunoco, Inc.
4.875% due 10/15/2014	2,147,000	2,265,643
9.625% due 4/15/2015	6,369,000	7,540,928

SunTrust Bank
5.250% due 11/5/2012	5,000	5,041
5.000% due 9/1/2015	690,000	745,773
5.450% due 12/1/2017	51,000	54,993

Susa Partnership L.P.
8.200% due 6/1/2017	16,000	19,698
7.450% due 7/1/2018	130,000	158,452

THOMPSON IM FUNDS, INC.
THOMPSON BOND FUND
SCHEDULE OF INVESTMENTS
August 31, 2012 (Unaudited)

	Principal
	Amount	Value
BONDS (continued)

Corporate Bonds (continued)
Telecom Italia
5.250% due 11/15/2013	$100,000	$102,375
6.175% due 6/18/2014	819,000	843,570
4.950% due 9/30/2014	1,334,000	1,354,010
5.250% due 10/1/2015	5,523,000	5,605,845
6.999% due 6/4/2018	15,425,000	16,119,125

Textron Financial Corp.
5.400% due 4/28/2013	891,000	917,105
6.200% due 3/15/2015	14,000	15,389

Torchmark Corp.
7.375% due 8/1/2013	1,320,000	1,371,476
6.375% due 6/15/2016	1,056,000	1,180,806

Transamerica Finance Corp.
0.000% due 9/1/2012 (c)	100,000	100,000

Transatlantic Holdings, Inc.
5.750% due 12/14/2015	2,590,000	2,885,348

Tyco Electronics Group
6.000% due 10/1/2012	886,000	889,461
5.950% due 1/15/2014	792,000	844,772

UDR, Inc.
6.050% due 6/1/2013	10,000	10,336
5.500% due 4/1/2014	2,386,000	2,517,099
5.250% due 1/15/2015	690,000	741,505

Universal City Development Partners, Ltd.
8.875% due 11/15/2015	3,601,000	3,813,124
10.875% due 11/15/2016	1,096,000	1,275,169

Unum Group
7.125% due 9/30/2016	3,200,000	3,726,246

UnumProvident Group
6.850% due 11/15/2015 (d)	1,900,000	2,121,380

Wachovia Bank
4.800% due 11/1/2014	1,550,000	1,668,970
4.875% due 2/1/2015	500,000	542,852
5.000% due 8/15/2015	1,750,000	1,909,570
5.600% due 3/15/2016	50,000	55,811
5.625% due 10/15/2016	200,000	230,280

Weatherford International Ltd.
5.150% due 3/15/2013	167,000	170,541

THOMPSON IM FUNDS, INC.
THOMPSON BOND FUND
SCHEDULE OF INVESTMENTS
August 31, 2012 (Unaudited)

	Principal
	Amount	Value
BONDS (continued)

Corporate Bonds (continued)
Wells Fargo & Co.
5.125% due 9/1/2012	$73,000	$73,000
5.250% due 10/23/2012	101,000	101,656
5.750% due 5/16/2016	200,000	228,988

Westinghouse Credit
8.875% due 6/14/2014	47,000	52,109

Weyerhaeuser Co.
6.950% due 8/1/2017	195,000	225,668

White Mountains Re Group, Ltd.
6.375% due 3/20/2017 (d)	10,130,000	10,737,142

Willis N.A. Inc.
6.200% due 3/28/2017	1,801,000	2,048,547

Wilmington Trust Corp.
4.875% due 4/15/2013	603,000	612,457

Wyndham Worldwide
6.000% due 12/1/2016	2,615,000	2,918,575
5.750% due 2/1/2018	2,020,000	2,259,186

Wynn Las Vegas LLC
7.875% due 11/1/2017	18,451,000	20,203,845
7.750% due 8/15/2020	3,484,000	3,893,370

XL Capital
5.250% due 9/15/2014	4,220,000	4,484,936

Yum! Brands, Inc.
6.250% due 4/15/2016	791,000	917,846

Zions Bancorporation
5.000% due 11/7/2012	125,000	125,298
4.250% due 2/1/2013	59,000	59,237
2.000% due 3/5/2013	16,000	15,910
7.750% due 9/23/2014	10,272,000	11,221,164
3.500% due 9/15/2015	422,000	422,481
5.500% due 5/10/2016	2,690,000	2,663,810
5.000% due 8/1/2016	1,595,000	1,590,121
5.250% due 11/7/2016	920,000	925,537
4.500% due 3/27/2017	1,125,000	1,176,052

Total Corporate Bonds		968,966,588

THOMPSON IM FUNDS, INC.
THOMPSON BOND FUND
SCHEDULE OF INVESTMENTS
August 31, 2012 (Unaudited)

	Principal
	Amount	Value
BONDS (continued)

Federal Agency Mortgage-Backed Securities - 0.2%
Fannie Mae
6.000% due 8/1/2014, Pool #25-5434F	$12,446	$12,882
7.000% due 7/1/2015, Pool #53-5461F	6,687	7,101
8.000% due 9/1/2015, Pool #53-5460F	16,500	17,608
6.000% due 10/1/2037, Pool #88-8736F	696,518	763,546
6.000% due 3/1/2038, Pool #25-7134F	460,045	504,317

Freddie Mac
4.500% due 5/1/2018, Pool #P1-0032	66,468	69,539
6.500% due 12/1/2018, Pool #C9-0241	52,671	58,997
6.000% due 11/1/2021, Pool #G1-2449	115,477	127,258
6.000% due 2/1/2022, Pool #G1-2758	167,818	184,352

Ginnie Mae
5.500% due 6/15/2017, Pool #58-4476X	3,676	3,961
5.500% due 7/20/2018, Pool #00-3411M	16,457	17,940
7.000% due 5/15/2033, Pool #78-2071X	62,014	74,849
5.500% due 6/20/2038, Pool #00-4163M	129,334	139,319

Total Federal Agency Mortgage-Backed Securities		1,981,669

United States Government & Agency Issues - 0.0%
Tennessee Valley Authority
0.000% due 11/1/2012 (c)	10,000	9,988

Total United States Government & Agency Issues		9,988

TOTAL BONDS (COST $1,007,977,972)		1,035,490,078

THOMPSON IM FUNDS, INC.
THOMPSON BOND FUND
SCHEDULE OF INVESTMENTS
August 31, 2012 (Unaudited)

	Principal
	Amount	Value
SHORT-TERM INVESTMENTS - 2.8%

Commercial Paper - 2.5%
Abbey National N.A. LLC
0.170% due 9/4/2012 (a)	$26,389,000	$26,388,952

Total Commercial Paper		26,388,952

Variable-Rate Demand Notes - 0.3%
American Family Financial Services, 0.100% (a)	3,024,599	3,024,599

Total Variable-Rate Demand Notes		3,024,599

TOTAL SHORT-TERM INVESTMENTS (COST $29,413,551)		29,413,551

TOTAL INVESTMENTS - 99.7% (COST $1,037,391,523)		1,064,903,629

NET OTHER ASSETS AND LIABILITIES - 0.3%		3,443,061

NET ASSETS - 100.0%		$1,068,346,690

(a) Interest rate shown represents the current coupon rate at August 31, 2012.
(b) Security is a "step-up" bond where the coupon increases or steps up at a predetermined date.
(c) Zero-coupon security.
(d) Security is exempt from registration under Rule 144A under the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers.

PLC: Public Limited Company

At August 31, 2012, the investment cost and aggregate unrealized appreciation and depreciation on investments for federal income tax purposes were as follows:

Federal tax cost	$1,037,391,523
Unrealized appreciation	$30,640,276
Unrealized depreciation	$(3,128,170)
Net unrealized appreciation (depreciation)	$27,512,106

The accompanying notes are an integral part of the schedule of investments.

ORGANIZATION
Thompson IM Funds, Inc. (the “Company”) is a Wisconsin corporation registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, diversified management investment company. Prior to September 6, 2012, the name of the Company was Thompson Plumb Funds, Inc.

The Company consists of separate mutual funds series (each, a “Fund,” and collectively, the “Funds”): Thompson LargeCap Fund (the “LargeCap Fund”), Thompson MidCap Fund (the “MidCap Fund”) and Thompson Bond Fund (the “Bond Fund”). Prior to September 6, 2012, the LargeCap Fund, MidCap Fund, and Bond Fund were known as the Thompson Plumb Growth Fund, Thompson Plumb MidCap Fund and Thompson Plumb Bond Fund, respectively.

Although this report covers the fiscal period ended August 31, 2012, which is prior to the effective date of the name change, the new names of the Company and of each of the Funds thereof have been reflected throughout this Form N-Q.

SECURITY VALUATION - Each Fund’s investments are valued at their market prices (generally the last reported sales price on the exchange where the securities are primarily traded or, for Nasdaq-listed securities, at their Nasdaq Official Closing Prices) or, where market quotations are not readily available or are unreliable, at fair value as determined in good faith pursuant to procedures established by the Funds’ Board of Directors (the “Funds’ Board”). Market quotations for the common stocks in which the Funds invest are nearly always readily available; however, market quotations for debt securities are often not readily available. Fair values of debt securities are typically based on valuations published by an independent pricing service, which uses various valuation methodologies such as matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. Debt securities with remaining maturities of 60 days or less are valued at amortized cost basis. Exchange-traded options are valued at the last reported sale price on an exchange on which the option is traded. If no sales are reported on a particular day, the mean between the highest bid and lowest asked quotations at the close of the exchanges will be used.

When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the Pricing Policies and Procedures adopted by the Funds’ Board, which includes factors such as fundamental analytical data relating to the investment, which may include consideration of yields or prices of securities of comparable quality, coupon rate, maturity and type of issue, nature and duration of any restrictions on disposition of the security and an evaluation of forces that influence the market in which the securities are purchased or sold. Fair value pricing is an inherently subjective process, and no single standard exists for determining fair value. Different funds could reasonably arrive at different values for the same security. No securities in any of the Funds were fair valued as of August 31, 2012.

In accordance with generally accepted accounting principles accepted in the United States of America (“GAAP”), fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. GAAP established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Various inputs are used in determining the value of each Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Inputs may include price information, specific and broad credit data, liquidity statistics, and other factors. The Fund considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. The determination of what constitutes “observable” requires significant judgment by the Fund. The categorization of a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Fund’s perceived risk of that instrument. Investments whose values are based on quoted market prices in active markets, and which are therefore classified as level-1 securities, include active listed equities and certain U.S. government obligations.

Investments that trade in markets that are not considered to be active, but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs, are classified as level-2 securities. These include certain U.S. government obligations, most government agency securities, investment-grade corporate bonds, and less liquid listed equities. Level-2 investments include positions that are not traded in active markets.

Investments classified as level-3 securities have significant unobservable inputs, as they trade infrequently or not at all. Level-3 instruments include private-placement and less liquid corporate debt securities. When observable prices are not available for these securities, the Fund uses one or more valuation techniques (e.g., the market approach, the income approach, or the cost approach) for which sufficient and reliable data is available. Within level 3, the use of the market approach generally consists of using comparable market transactions, while the use of the income approach generally consists of using the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors. The inputs used by the Fund in estimating the value of level-3 investments include the original transaction price and recent transactions in the same or similar instruments.

The following is a summary of the inputs used to value the Funds’ investments as of August 31, 2012 (unaudited):

LargeCap Fund
Assets	Level 1	Level 2	Level 3	Total
Investment Securities:
Common Stocks	$103,588,712	$-	$-	$103,588,712
Short-term securities	-	423	-	423
Total Assets	$103,588,712	$423	$-	$103,589,135

MidCap Fund
Assets	Level 1	Level 2	Level 3	Total
Investment Securities:
Common Stocks	$23,518,583	$-	$-	$23,518,583
Short-term securities	-	23,464	-	23,464
Total Assets	$23,518,583	$23,464	$-	$23,542,047

Bond Fund
Assets	Level 1	Level 2	Level 3	Total
Investment Securities:
Bonds	$-	$1,035,490,078	$-	1,035,490,078
Short-term securities	-	29,413,551	-	29,413,551
Total Assets	$-	$1,064,903,629	$-	$1,064,903,629

There were no significant transfers between level-1 and level-2 securities and the Funds did not invest in any level-3 investments as of and during the nine-month period ended August 31, 2012. It is the Funds’ policy to record transfers at the end of the reporting period. Refer to each Fund’s Schedule of Investments for additional information regarding security types and industry classifications.

Item 2. Controls and Procedures

     (a) Disclosure Controls and Procedures. Based on an evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) carried out under the supervision and with the participation of the Registrant’s management, including its principal executive and financial officers, within 90 days prior to the filing date of this report on Form N-Q, the Registrant’s management, including its principal executive and financial officers, has concluded that the design and operation of the Registrant’s disclosure controls and procedures are effective in providing reasonable assurance that the information required to be disclosed on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the SEC's rules and forms.

     (b) Changes in Internal Control Over Financial Reporting. There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits

     The following exhibits are attached to this Form N-Q:

Exhibit No.	Description of Exhibit
3(a)	Certification of Principal Executive Officer Required by Section 302 of the Sarbanes-Oxley Act of 2002

3(b)	Certification of Principal Financial Officer Required by Section 302 of the Sarbanes-Oxley Act of 2002

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SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized, on this 24th day of October, 2012.

THOMPSON IM FUNDS, INC.

By:	/s/ John W. Thompson
John W. Thompson, President &
CEO (Principal Executive Officer)

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities indicated on this 24th day of October, 2012.

By:	/s/ John W. Thompson
John W. Thompson, President &
CEO (Principal Executive Officer)

By:	/s/ Penny M. Hubbard
Penny M. Hubbard, Chief Financial
Officer (Principal Financial Officer)

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